Revenue Recognition and Accounts Receivable (Details)	Dec. 31, 2025 USD ($)
Revenue Recognition and Accounts Receivable [Line Items]
Accounts receivables credit losses	$ 0
Sales Allowances [Member]
Revenue Recognition and Accounts Receivable [Line Items]
Accounts receivables credit losses	$ 829,609